Fees Summary	Feb. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 335,000.00
Previously Paid Amount	0.00
Total Fee Amount	51.29
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 51.29
Narrative - Max Aggregate Offering Price	$ 335,000.00
Final Prospectus	true